UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1596

FPA CAPITAL FUND, INC.
(Exact name of registrant as specified in charter)

11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA		90025
(Address of principal executive offices)		(Zip code)

(Name and Address of Agent for Service)		Copy to:

J. RICHARD ATWOOD, PRESIDENT FPA CAPITAL FUND, INC. 11601 WILSHIRE BLVD., STE. 1200 LOS ANGELES, CALIFORNIA 90025		MARK D. PERLOW, ESQ. DECHERT LLP ONE BUSH STREET, STE. 1600 SAN FRANCISCO, CA 94104

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1.                                                         Schedule of Investments.

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
Oil & Gas Services & Equipment — 10.9%
Atwood Oceanics, Inc.	1,065,100	$28,161,244
Helmerich & Payne, Inc.	556,235	39,170,069
Rowan Cos. plc (Class A)	1,984,600	41,894,906
		$109,226,219
Communications Equipment — 10.1%
ARRIS Group, Inc.*	1,881,963	57,588,068
InterDigital, Inc.	766,100	43,583,429
		$101,171,497
Exploration & Production — 10.1%
Cimarex Energy Co.	398,300	43,936,473
Rosetta Resources, Inc.*	1,900,302	43,972,988
SM Energy Co.	281,191	12,968,529
		$100,877,990
Technology Distributors — 8.2%
Arrow Electronics, Inc.*	666,300	37,179,540
Avnet, Inc.	1,097,300	45,110,003
		$82,289,543
Educational Services — 7.6%
Apollo Education Group, Inc.*	3,004,200	38,694,096
DeVry Education Group, Inc.	1,253,918	37,592,461
		$76,286,557
Computer Hardware & Storage — 4.3%
Western Digital Corp.	540,100	$42,354,642

Consumer Goods - Rental — 3.1%
Aaron’s, Inc.	851,096	$30,818,186

Agricultural Machinery — 3.0%
AGCO Corp.	524,600	$29,786,788

Electrical Power Equipment — 2.3%
Babcock & Wilcox Co. (The)	711,400	$23,333,920

Auto Parts — 2.3%
Dana Holding Corp.	1,111,900	$22,882,902

Construction & Mining Machinery — 1.8%
Oshkosh Corp.	416,400	$17,647,032

Specialty Apparel Stores — 1.5%
Foot Locker, Inc.	225,200	$15,090,652

Information Technology Services — 1.3%
Cubic Corp.	272,700	$12,975,066

Metal Service Center & Other Wholesalers — 1.1%
Reliance Steel & Aluminum Co.	186,608	$11,286,052

Semiconductor Manufacturing — 1.0%
Veeco Instruments, Inc.*	357,427	$10,272,452

Investment Management — 1.0%
Federated Investors, Inc. (Class B)	301,743	$10,105,373

OTHER COMMON STOCKS — 1.1%		$10,645,469

TOTAL COMMON STOCKS — 70.7% (Cost $512,685,658)		$707,050,340

	Principal Amount	Fair Value
BONDS & DEBENTURES

U.S. Treasuries — 18.5%
U.S. Treasury Bills
— 0.00% 7/23/2015	50,000,000	49,999,900
— 0.01% 10/22/2015	50,000,000	49,997,640
U.S. Treasury Notes — 0.375% 8/31/2015	85,000,000	85,042,747

TOTAL U.S. TREASURIES (Cost $185,114,175)		$185,040,287

TOTAL BONDS & DEBENTURES (Cost $185,114,175)		$185,040,287

TOTAL INVESTMENT SECURITIES — 89.2% (Cost $697,799,833)		$892,090,627

Short-term Investments — 11.9%
Exxon Mobil Corporation — 0.07% 7/7/2015	45,000,000	$44,999,475
Federal Home Loan Bank — 0.04% 8/3/2015	25,000,000	24,999,083
State Street Bank Repurchase Agreement — 0.00% 7/1/2015 (Dated 06/30/2015, repurchase price of $48,989,000, collateralized by $49,345,000 principal amount U.S. Treasury Note - 2.375% 2024, fair value $49,973,655)	48,989,000	48,989,000
TOTAL SHORT-TERM INVESTMENTS (Cost $118,987,558)		$118,987,558

TOTAL INVESTMENTS — 101.1% (Cost $816,787,391)		$1,011,078,185
Other Assets And Liabilities, net — (1.1)%		(10,535,391)
NET ASSETS — 100.0% — NOTE 2		$1,000,542,794

*Non-income producing security.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Vendors value such securities based on one or more of the following inputs: transactions, bids, offers quotations from dealers and trading systems, spreads and other relationships observed in the markets among comparable securities, benchmarks, underlying equity of the issuer, and proprietary pricing models such as cash flows, financial or collateral performance and other reference data (includes prepayments, defaults, collateral, credit enhancements, and interest rate volatility).  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Trustees.  Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of June 30, 2015:

FPA CAPITAL FUND, INC.

PORTFOLIO OF INVESTMENTS

June 30, 2015

(Unaudited)

Investments	Level 1	Level 2	Level 3	Total
Common Stocks
Oil & Gas Services & Equipment	$109,226,219	$—	$—	$109,226,219
Communications Equipment	101,171,497	—	—	101,171,497
Exploration & Production	100,877,990	—	—	100,877,990
Technology Distributors	82,289,543	—	—	82,289,543
Educational Services	76,286,557	—	—	76,286,557
Computer Hardware & Storage	42,354,642	—	—	42,354,642
Consumer Goods - Rental	30,818,186	—	—	30,818,186
Agricultural Machinery	29,786,788	—	—	29,786,788
Electrical Power Equipment	23,333,920	—	—	23,333,920
Auto Parts	22,882,902	—	—	22,882,902
Construction & Mining Machinery	17,647,032	—	—	17,647,032
Specialty Apparel Stores	15,090,652	—	—	15,090,652
Information Technology Services	12,975,066	—	—	12,975,066
Metal Service Center & Other Wholesalers	11,286,052	—	—	11,286,052
Semiconductor Manufacturing	10,272,452	—	—	10,272,452
Investment Management	10,105,373	—	—	10,105,373
Other Common Stocks	10,645,469	—	—	10,645,469
U.S. Treasuries	—	185,040,287	—	185,040,287
Short-term Investments	—	118,987,558	—	118,987,558
	$707,050,340	$304,027,845	$—	$1,011,078,185

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period.  There were no transfers between Levels 1, 2, or 3 during the period ended June 30, 2015.

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2015 (excluding short-term investments), was $697,799,833 for federal income tax purposes.  Net Unrealized appreciation consists of:

Gross unrealized appreciation:	$242,745,971
Gross unrealized depreciation:	(48,455,177)
Net unrealized appreciation:	$194,290,794

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the 1940 Act that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Richard Atwood
J. Richard Atwood
President (principal executive officer)

Date:	August 31, 2015

By:	/s/ E. Lake Setzler III
E. Lake Setzler III
Treasurer (principal financial officer)

Date:	August 31, 2015